DIGITAL CURRENCY THEFT LOSS	3 Months Ended
Sep. 30, 2020
DIGITAL CURRENCY THEFT LOSS
15. DIGITAL CURRENCY THEFT LOSS

During the three months ended September 30, 2019, we incurred a digital currency theft loss of $33,037 where a hacker obtained unauthorized access to our online digital currency processing service and transferred digital currencies out of our account.The theft loss has been included as an other expense in the accompanying statement of operations for the three months ended September 30, 2020.